FAIR VALUE MEASUREMENTS 5 (Details) - USD ($)		3 Months Ended
		Sep. 30, 2015	Dec. 31, 2015
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value measurement percentage, of level two hierarchy, for Rockies Express		100.00%
Investment in Energia Sierra Juarez	[1]	$ 26,000,000
Equity Method Investments [Member] | Market Approach Valuation Technique [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Investment in Energia Sierra Juarez			$ 30,000,000
Equity Method Investments [Member] | Market Approach Valuation Technique [Member] | Level 2 | One Hundred Percent [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value inputs, equity sale offer price		100.00%

[1]	At measurement date of July 16, 2014. At December 31, 2015, our investment in Energía Sierra Juárez had a carrying value of $30 million, reflecting subsequent equity method activity to record distributions and earnings.